Investment in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2023
Investment in Joint Ventures and Associates [Abstract]
Table of Investment in Joint Ventures and Associates

	BBVA Argentina Ownership and Voting Power (in percentages)	December 31, 2023	December 31, 2022
BBVA Consolidar Seguros S.A. (1)	12.22%	4,710,065	3,728,002
Rombo Cía. Financiera S.A. (2)	40.00%	3,077,455	2,317,504
Interbanking S.A. (3)	11.11%	2,110,363	2,565,912
Play Digital S.A. (4) (5)	11.06%	1,953,029	1,515,211
Openpay Argentina S.A. (6) (7)	12.51%	515,320	671,083

TOTAL		12,366,232	10,797,712

(1)	Main Business Activity: Insurance
(2)	Main Business Activity: Financial institution
(3)	Main Business Activity: Information services for financial markets
(4)	Main Business Activity: Development, offer and implementation of a digital payment solution
(5)
To establish the value of this investment, accounting information from Play Digital S.A. has been used. as of September 30, 2023. Additionally, significant transactions carried out or events that occurred between October 1, 2023 and December 31, 2023 have been considered.

(6)	Main Business Activity: Development, offer and implementation of a digital payment solution
(7)	On April 19, 2023, 29,205 (in nominal values) shares were subscribed for and paid in cash.

Table of Investment in Joint Ventures and Associates - Most Significant Investments

	Rombo Compañía Financiera S.A.
	December 31, 2023	December 31, 2022
Total assets	34,550,738	71,742,946
Total liabilities	26,857,100	65,949,187
Equity	7,693,638	5,793,759
Gain/ Losses	1,899,836	(5,977,708)